U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:
	SANFORD C. BERNSTEIN FUND, INC.
	767 Fifth Avenue, New York, NY 10153

2.	Name of each series or class of funds for which
	this notice is filed:

Bernstein Government Short Duration Portfolio
Bernstein Short Duration Plus Portfolio
Bernstein Intermediate Duration Portfolio
Bernstein New York Municipal Portfolio
Bernstein Diversified Municipal Portfolio
Bernstein California Municipal Portfolio
Bernstein Short Duration New York Municipal Portfolio
Bernstein Short Duration Diversified Municipal Portfolio
Bernstein Short Duration California Municipal Portfolio
Bernstein International Value Portfolio
Bernstein Emerging Markets Value Portfolio
(All Series of the Sanford C. Bernstein Fund, Inc.)

3.	Investment Company Act File No. 811-5555
Securities Act File No. 33-21844

4.	Last day of fiscal year for which this notice is filed:
September 30, 1996

5.	Check if this notice is being filed more than 180 days
after the close of the issuer's fiscal year for purposes
of reporting securities sold after the close of the
fiscal year but before termination of the issuer's 24f-2
declaration.				[  ]

6.	Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

7.	Number and amount of securities of the same class or
series which had been registered under the Securities
Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of fiscal year:

8.	Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:

9.	Number and aggregate sale price of securities sold
during the fiscal year: 192,924,654 shares; $2,896,369,494

10.	Number and aggregate sale price of securities sold
during the fiscal year in reliance upon registration pursuant to rule 24f-2: 192,924,654; $2,896,369,494

11.	Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction
B.7): 9,018,320; $130,062,536

12.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold
during the fiscal year in reliance on
rule 24f-2 (from Item 10):                  $2,896,369,494

(ii)	Aggregate price of shares issued in
connection with dividend reinvestment
plans (from Item 11, if applicable):           130,062,536

(iii)	Aggregate price of shares redeemed or
repurchased during the fiscal year (if
applicable):                                 1,219,231,653

(iv)	Aggregate price of shares redeemed or
repurchased and previously applied as a
reduction to filing fees pursuant to
rule 24e-2 (if applicable):                         0

(v)	Net aggregate price of securities sold
and issued during the fiscal year in
reliance on rule 24f-2 (line (i), plus
line (ii), less line (iii), plus line
(iv) (if applicable):                        1,807,200,377

(vi)	Multiplier prescribed by Section 6(b) of
the Securities Act of 1933 or other applicable
law or regulation (see Instruction C.6):            1/3300

(vii)	Fee due (line (i) or line (v) multiplied
by line (vi):                                  $547,636.48

Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.	Check box if fees are being remitted to the Commission's
lockbox depository in section 3a of the Commission's Rules of
Informal and Other Procedures (17 CFR 202.3a).	[ XXX ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 11/19/96

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  Jean Margo Reid, Secretary

Date:  November 18, 1996